Segment and Geographic Information - Revenue by Geographical Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 593,312	$ 251,913	$ 92,086
United States
Segment Reporting Information [Line Items]
Total revenue	589,944	248,209	54,349
Canada
Segment Reporting Information [Line Items]
Total revenue	$ 3,368	$ 3,704	$ 37,737
Non-US | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	1.00%	1.00%	41.00%